UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

17605 Wrigh Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

Vertical Capital Income Fund
Cusip: 92535C104
VCAPX

Annual Report

September 30, 2014

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

October 31, 2014

Dear Shareholders:

Even as the Federal Reserve Board’s quantitative easing program comes to an end, the Fed continues to have a profound influence on the markets. Fed influence has driven the stock market to new records over the past several years, while also pushing interest rates to new lows and benefiting fixed-income investors, but we have now reached a period where investors are asking, “What happens next?”

Fed Chair Janet Yellen has talked about taking a “macroprudential” approach to monetary policy in coming months, but has not yet explained what that will entail.

Without concrete guidance from the Fed, many are assuming that interest rates will increase soon and that has contributed to market jitters, yet a rate increase anytime soon is unlikely.

In fact, the average rate for 30-year fixed mortgages dipped below 4% this month, hitting its lowest level this year. At 3.97%, the rate was down from 4.12% the previous week and 4.28% a year ago, according to a survey by Freddie Mac. Rates were not expected to drop below 4% this year.

The consensus among experts is that interest rates will remain low at least through next summer, as the U.S. economy remains fragile and growth has slowed for other economies throughout the world.

How far beyond next summer will it be before interest rates increase is anyone’s guess, but the Vertical Capital Income Fund has outperformed the benchmark Barclays Capital Mortgage Backed Securities Index during the current low-rate environment.

For the fiscal year ended September 30, 2014, the Vertical Capital Income Fund had a total return (load waived) of 7.29%, while the Barclays Index had a total return of 3.78%. Including the maximum load, the Fund had a total return of 2.48%. As in the past, the Fund benefitted from a high level of interest income and a lower interest rate sensitivity than its benchmark.

In addition, the Fund produced a total income distribution over the past twelve month period of $0.5553 and its current SEC Annual Yield is 4.30% through September 30, 2014.

We believe the fund is also positioned to weather rising interest rates. As we explained in our newsletter, about 20% of the mortgages in the VCAPX portfolio are adjustable rate mortgages (ARMs), so when rates increase, rates on those mortgages will reset and may provide a higher level of income.

20 Pacifica, Suite 190, Irvine, CA 92618	866-224-8867
Vertical Capital Income Fund is distributed by Northern Lights Distributors, LLC, member FINRA (finra.org).
Vertical Capital Asset Management, LLC is not affiliated with Northern Lights Distributors, LLC.
1

In addition, as rates rise, many homeowners with ARMs will seek to refinance, so they can lock in rates before they rise too much. When mortgages are refinanced, VCAPX will receive payoffs for their full value, which will enable the fund to capture discounts received when Vertical purchased its mortgage notes.

In a worst-case scenario, if rising interest rates result in the foreclosure of any properties whose mortgage notes are held by Vertical, the Fund would own the underlying properties.

Because the Fund invests in whole mortgage notes, it is affected by the housing market and the housing market remains disappointing. The National Association of Realtors reported that resales of existing homes hit a one-year high in September, increasing 2.4%, but were still 1.7% below sales a year ago.

First-time buyers, which are critical to a sustainable housing recovery, accounted for only 29% of sales, while they should account for 40% to 45% in a healthy market. First-time buyers are being hindered by three factors – regulatory changes that have made it more difficult to qualify for a mortgage, housing prices that continue to increase and personal income that does not. In addition, housing inventory remains low in many parts of the country.

Housing prices increased 5.6% in the one-year period ending September 30, 2014, but that’s down from the double-digit increases that were taking place in 2013. An increase in home prices increases the amount of equity in many homes and the corresponding collateral value for mortgage holders, which can contribute to the Fund’s value.

While home prices continue to increase, consumer income does not. According to the U.S. Census Bureau’s 2013 Income and Poverty Report, the average American’s income has shrunk to 8% below what it was in 2007 and real median household income has declined to the level it was at in 1994.

If first-time buyers are struggling to afford homes today, as statistics indicate, even more will struggle to purchase homes when interest rates increase.

Overall, the economy is showing signs of improvement, but, as with the housing market, the signs are mixed. The unemployment rate has finally fallen below 6%, but the majority of new jobs have been for part-time positions. The economy grew by 4.6% in the second quarter of 2014, according to the U.S. Bureau of Economic Analysis, but it contracted by 2.1% in the first quarter.

It has been a tumultuous twelve months for many other reasons. The U.S. has started air strikes against the Islamic State, Russia continues to push into Ukraine and is showing signs of aggression elsewhere, Iran is progressing with its nuclear ambitions, civil war continues in Syria and Libya is in turmoil. In addition, Europe’s economy continues to underperform, while growth has been slowing in China and India.

Surprisingly, these factors have had less of an impact on markets than investor conjecture about the Fed raising interest rates.

20 Pacifica, Suite 190, Irvine, CA 92618	866-224-8867
Vertical Capital Income Fund is distributed by Northern Lights Distributors, LLC, member FINRA (finra.org).
Vertical Capital Asset Management, LLC is not affiliated with Northern Lights Distributors, LLC.
2

And while the economy’s growth has been inconsistent, the Fund’s growth has not. Assets under management (AUM) now exceed $100 million, making the Vertical Capital Income Fund one of the largest interval funds. The fund currently owns 753 mortgages and expects to make additional purchases that could sustain and potentially enhance distributions in the future.

The portfolio is regionally diversified over 46 states. Since the inception of the Fund on December 30, 2011, we have had 29 notes that paid off at full value, which have realized the discount of the unpaid principal balance sooner.

Thank you for your investment in the Vertical Capital Income Fund.

Regards,

Gus Altuzarra
Managing Member

Chris Chase
Managing Member

The Fund’s distribution rate may be affected by numerous factors, including changes in realized and projected market returns, Fund performance, and other factors. There can be no assurance that an unanticipated change in market conditions or other unforeseen factors will not result in a change in the Fund’s distribution rate at a future time. The Fund’s distribution amounts were calculated based on the ordinary income received from the underlying investments, any short-term capital gains realized from the disposition of such investments will be paid out annually. A portion of the distributions may consist of a return of capital based on the character of the distributions received from the underlying holdings. Distributions shown are Cumulative.

Barclays U.S. MBS Index (mortgage-backed securities) covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses, or sales charges.

2458-NLD-10/30/2014

20 Pacifica, Suite 190, Irvine, CA 92618	866-224-8867
Vertical Capital Income Fund is distributed by Northern Lights Distributors, LLC, member FINRA (finra.org).
Vertical Capital Asset Management, LLC is not affiliated with Northern Lights Distributors, LLC.
3

Vertical Capital Income Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through September 30, 2014*

	One Year	Since Inception*
The Vertical Capital Income Fund	7.29%	8.17%
The Vertical Capital Income Fund with load	2.48%	6.38%
Barclays Capital Mortgage Backed Securities Index	3.78%	1.93%

*	The Fund commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

The Barclays Capital Mortgage Backed Securities Index is an unmanaged index comprising 15 and 30 year fixed-rate securities backed by mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae. Investors can not invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, is 3.23% per the January 31, 2014 Prospectus. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-277-VCIF.

PORTFOLIO COMPOSITION** (Unaudited)

Mortgage Notes	99.9%
Other Investments	0.1%
100.0%

** Based on Investments at Value as of September 30, 2014.
4

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 99.1%
$313,952	Loan ID 200001	Fixed	6.250%	4/1/2038	$212,737
123,101	Loan ID 200003	Balloon	7.250%	9/1/2035	88,938
316,238	Loan ID 200004	Fixed	7.990%	10/1/2036	238,101
167,557	Loan ID 200005	Fixed	4.750%	8/1/2039	139,668
74,589	Loan ID 200006	ARM	7.990%	1/1/2036	56,370
36,971	Loan ID 200007	ARM	6.000%	2/1/2028	26,038
55,010	Loan ID 200008	ARM	3.875%	3/28/2035	33,522
150,304	Loan ID 200009	ARM	2.750%	4/1/2037	80,626
160,934	Loan ID 200010	ARM	2.750%	5/1/2034	91,774
52,741	Loan ID 200012	ARM	9.800%	7/1/2037	44,408
59,253	Loan ID 200013	Fixed	5.250%	9/1/2040	37,243
79,909	Loan ID 200014	Fixed	3.500%	3/1/2027	70,945
36,348	Loan ID 200015	Fixed	9.000%	8/1/2030	25,606
42,138	Loan ID 200016	ARM	10.375%	1/1/2031	37,457
51,090	Loan ID 200017	ARM	6.375%	8/1/2030	37,446
56,371	Loan ID 200018	Fixed	7.000%	1/1/2033	40,966
64,859	Loan ID 200019	Fixed	4.000%	12/1/2036	39,078
82,647	Loan ID 200020	Fixed	5.630%	7/1/2033	56,045
86,692	Loan ID 200021	ARM	4.000%	10/1/2033	54,367
102,378	Loan ID 200023	Fixed	5.875%	12/1/2050	67,750
145,911	Loan ID 200025	ARM	2.875%	3/1/2034	82,810
205,980	Loan ID 200026	Fixed	4.250%	1/1/2050	61,036
228,102	Loan ID 200028	Fixed	3.750%	6/1/2050	206,495
228,776	Loan ID 200029	Fixed	4.310%	7/1/2037	137,728
244,782	Loan ID 200030	ARM	5.750%	1/1/2038	160,323
285,456	Loan ID 200031	Fixed	5.000%	1/1/2051	243,255
316,225	Loan ID 200032	Fixed	3.130%	1/1/2051	266,487
433,500	Loan ID 200033	ARM	6.375%	6/1/2036	293,817
459,569	Loan ID 200034	Fixed	2.625%	10/1/2050	252,662
578,262	Loan ID 200035	Fixed	2.000%	11/1/2050	299,975
70,380	Loan ID 200036	Fixed	7.940%	1/12/2034	53,688
170,875	Loan ID 200037	Fixed	7.800%	5/1/2035	128,168
170,273	Loan ID 200038	ARM	6.466%	3/1/2037	115,437
27,470	Loan ID 200039	Fixed	11.500%	11/5/2033	25,728
127,319	Loan ID 200041	Fixed	4.875%	8/1/2039	78,355
43,264	Loan ID 200042	Fixed	7.000%	12/1/2037	30,972
66,105	Loan ID 200043	Fixed	6.125%	7/1/2039	44,002
126,539	Loan ID 200045	Fixed	5.625%	12/1/2038	82,875
42,179	Loan ID 200046	Fixed	8.000%	7/1/2027	34,744
55,551	Loan ID 200048	Fixed	5.500%	8/1/2039	35,248
247,954	Loan ID 200049	Fixed	3.875%	3/1/2042	203,256
175,824	Loan ID 200050	ARM	5.250%	11/1/2050	113,434
89,209	Loan ID 200051	Fixed	6.500%	10/1/2040	61,802
164,264	Loan ID 200052	Fixed	5.125%	5/1/2040	105,430

The accompanying notes are an integral part of these financial statements.

5

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$60,909	Loan ID 200053	Fixed	3.000%	9/1/2042	$50,835
58,278	Loan ID 200054	Fixed	8.250%	3/1/2039	44,547
86,424	Loan ID 200055	Fixed	10.000%	1/5/2036	73,963
282,430	Loan ID 200056	Fixed	7.375%	12/1/2037	207,462
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	106,032
30,180	Loan ID 200058	Fixed	8.100%	11/1/2032	23,444
61,753	Loan ID 200059	Fixed	6.000%	8/1/2039	40,680
36,686	Loan ID 200060	Fixed	5.750%	8/1/2039	23,720
37,097	Loan ID 200061	Fixed	5.750%	7/1/2024	28,881
189,542	Loan ID 200064	Fixed	4.875%	4/1/2034	161,951
27,893	Loan ID 200065	ARM	6.875%	1/1/2037	9,416
154,124	Loan ID 200066	ARM	5.000%	1/1/2037	128,878
691,377	Loan ID 200067	ARM	3.625%	7/1/2037	402,214
259,969	Loan ID 200068	ARM	3.125%	9/1/2037	145,236
142,181	Loan ID 200069	ARM	3.125%	9/1/2037	78,068
120,073	Loan ID 200070	ARM	3.125%	9/1/2037	65,929
96,787	Loan ID 200071	ARM	3.125%	8/1/2037	53,201
233,269	Loan ID 200072	Fixed	5.040%	2/1/2051	134,903
202,720	Loan ID 200073	Fixed	5.210%	2/1/2026	155,184
177,649	Loan ID 200074	Fixed	5.110%	2/1/2031	124,335
216,472	Loan ID 200075	Fixed	4.250%	2/1/2042	124,139
180,130	Loan ID 200076	Fixed	4.250%	12/1/2041	103,368
79,452	Loan ID 200077	Fixed	3.750%	8/1/2042	43,419
37,400	Loan ID 200078	Fixed	7.000%	8/1/2036	34,323
141,942	Loan ID 200079	Fixed	2.000%	8/1/2049	71,817
93,975	Loan ID 200080	ARM	8.250%	5/1/2037	73,401
79,514	Loan ID 200081	Fixed	2.000%	9/1/2037	65,726
70,025	Loan ID 200082	Fixed	8.250%	4/1/2040	53,376
118,038	Loan ID 200083	ARM	3.875%	10/1/2046	94,180
194,003	Loan ID 200084	Fixed	7.000%	3/1/2039	139,925
168,936	Loan ID 200086	Fixed	2.000%	11/1/2050	140,365
229,422	Loan ID 200087	Fixed	4.000%	3/1/2051	135,601
128,270	Loan ID 200088	Fixed	7.000%	6/1/2039	92,464
275,019	Loan ID 200089	Fixed	2.000%	3/1/2052	142,667
74,663	Loan ID 200090	Fixed	2.000%	11/1/2036	61,977
294,778	Loan ID 200091	Fixed	2.000%	11/1/2051	151,321
281,849	Loan ID 200092	Fixed	2.375%	5/1/2036	151,475
142,865	Loan ID 200093	Fixed	3.000%	2/1/2038	118,528
234,707	Loan ID 200094	ARM	2.625%	9/1/2037	193,935
481,530	Loan ID 200095	Fixed	2.000%	4/1/2051	402,206
222,479	Loan ID 200096	ARM	4.375%	8/1/2037	134,471
118,761	Loan ID 200097	ARM	2.625%	6/1/2035	64,876
93,066	Loan ID 200098	ARM	3.250%	9/1/2033	55,537
83,918	Loan ID 200099	Fixed	2.000%	3/1/2040	42,968

The accompanying notes are an integral part of these financial statements.

6

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$388,888	Loan ID 200100	Fixed	2.000%	7/1/2037	$199,375
309,755	Loan ID 200101	ARM	2.750%	7/1/2051	253,078
77,140	Loan ID 200102	Fixed	1.250%	3/1/2040	37,642
108,370	Loan ID 200103	ARM	3.250%	9/1/2034	63,692
56,881	Loan ID 200104	Fixed	8.250%	5/1/2039	68,820
122,409	Loan ID 200105	Fixed	2.000%	12/1/2050	102,288
97,855	Loan ID 200106	Fixed	2.000%	2/1/2052	82,435
331,967	Loan ID 200107	Fixed	2.000%	7/1/2052	169,758
194,672	Loan ID 200108	Fixed	3.000%	6/1/2047	95,216
49,108	Loan ID 200109	ARM	2.750%	4/1/2038	39,963
116,747	Loan ID 200110	Fixed	8.250%	8/1/2039	134,338
189,454	Loan ID 200111	Fixed	4.000%	11/1/2050	111,545
310,230	Loan ID 200112	Fixed	2.000%	9/1/2049	160,506
207,615	Loan ID 200113	ARM	2.860%	7/1/2037	111,929
117,612	Loan ID 200114	Fixed	2.000%	10/1/2051	98,421
271,780	Loan ID 200115	Fixed	2.000%	11/1/2051	137,510
152,996	Loan ID 200116	Fixed	8.250%	3/1/2039	116,620
192,417	Loan ID 200117	ARM	3.125%	8/1/2037	107,613
88,573	Loan ID 200118	ARM	2.625%	6/1/2035	49,198
95,925	Loan ID 200119	ARM	2.625%	10/1/2034	53,850
301,318	Loan ID 200120	Fixed	2.000%	2/1/2051	154,085
103,612	Loan ID 200121	ARM	2.625%	1/1/2035	57,855
150,619	Loan ID 200122	ARM	2.625%	6/1/2035	83,661
459,967	Loan ID 200123	ARM	2.625%	9/1/2037	242,908
147,310	Loan ID 200124	ARM	3.360%	6/1/2037	82,626
317,034	Loan ID 200125	Fixed	2.000%	5/1/2051	262,780
129,987	Loan ID 200126	Fixed	8.250%	8/1/2039	99,081
147,498	Loan ID 200127	Fixed	2.750%	8/1/2039	80,491
52,904	Loan ID 200128	Fixed	2.000%	7/1/2037	43,750
472,676	Loan ID 200129	Fixed	4.625%	3/1/2052	292,056
110,454	Loan ID 200130	Fixed	4.500%	8/1/2042	90,850
39,163	Loan ID 200131	Fixed	3.875%	11/1/2027	35,154
239,470	Loan ID 200133	Fixed	3.490%	1/1/2043	194,824
193,151	Loan ID 200134	Fixed	3.750%	12/1/2042	169,973
129,097	Loan ID 200135	Fixed	4.375%	12/1/2042	109,357
267,013	Loan ID 200136	Fixed	2.875%	10/1/2027	239,365
132,476	Loan ID 200137	Fixed	4.500%	9/1/2042	114,251
137,141	Loan ID 200138	Fixed	3.750%	10/1/2042	116,073
54,206	Loan ID 200139	Fixed	4.625%	5/1/2027	38,443
45,151	Loan ID 200140	Fixed	3.625%	12/1/2027	40,485
83,196	Loan ID 200141	Fixed	4.250%	2/1/2042	68,021
188,187	Loan ID 200142	Fixed	3.300%	1/1/2037	107,359
133,048	Loan ID 200143	Fixed	3.000%	2/1/2037	106,225
559,137	Loan ID 200144	ARM	2.625%	10/1/2036	304,372

The accompanying notes are an integral part of these financial statements.

7

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$287,590	Loan ID 200145	Fixed	2.000%	8/1/2051	$240,215
251,542	Loan ID 200147	ARM	3.125%	9/1/2037	140,528
140,543	Loan ID 200148	ARM	3.125%	9/1/2037	77,168
164,249	Loan ID 200149	ARM	3.125%	9/1/2037	114,741
216,439	Loan ID 200150	ARM	3.125%	9/1/2037	118,841
103,881	Loan ID 200151	ARM	3.125%	8/1/2037	57,101
100,325	Loan ID 200152	ARM	3.125%	9/1/2037	83,475
1,818,121	Loan ID 200153	ARM	2.750%	4/1/2037	1,488,049
101,348	Loan ID 200154	Fixed	11.050%	9/1/2037	92,015
56,513	Loan ID 200156	Fixed	8.130%	9/19/2032	44,003
127,250	Loan ID 200157	Fixed	3.750%	1/1/2043	111,199
165,769	Loan ID 200158	Fixed	3.625%	12/1/2042	145,806
191,729	Loan ID 200159	Fixed	3.750%	6/1/2042	160,001
134,140	Loan ID 200160	Fixed	3.250%	2/1/2043	71,026
492,819	Loan ID 200161	Fixed	3.875%	11/1/2041	404,508
236,862	Loan ID 200162	Fixed	3.875%	7/1/2042	193,879
125,732	Loan ID 200163	Fixed	4.000%	1/1/2042	103,239
107,625	Loan ID 200164	Fixed	4.000%	7/1/2042	100,968
207,663	Loan ID 200165	Fixed	4.375%	12/1/2041	171,088
129,380	Loan ID 200166	Fixed	4.000%	2/1/2032	111,438
137,090	Loan ID 200168	Fixed	3.750%	10/1/2042	111,948
25,895	Loan ID 200169	Fixed	6.923%	9/1/2034	18,460
450,694	Loan ID 200170	ARM	2.625%	10/1/2036	241,198
104,220	Loan ID 200171	Fixed	6.500%	4/1/2036	89,001
148,137	Loan ID 200172	Fixed	7.250%	2/1/2037	106,001
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	77,205
95,446	Loan ID 200174	Fixed	7.340%	4/1/2037	68,639
55,877	Loan ID 200175	Fixed	9.600%	5/1/2037	45,982
103,103	Loan ID 200176	Fixed	6.600%	3/1/2037	69,785
70,912	Loan ID 200177	Fixed	8.000%	1/11/2022	62,228
44,434	Loan ID 200178	Fixed	6.500%	5/10/2016	42,475
30,554	Loan ID 200179	Fixed	7.250%	7/27/2019	18,993
20,251	Loan ID 200180	Fixed	6.500%	7/8/2016	19,205
113,937	Loan ID 200181	Fixed	7.500%	3/1/2016	109,550
95,313	Loan ID 200182	Fixed	8.750%	10/10/2016	91,426
281,762	Loan ID 200183	Fixed	4.125%	12/1/2032	229,020
77,357	Loan ID 200184	Fixed	4.375%	12/1/2042	60,574
29,444	Loan ID 200185	Fixed	5.375%	6/1/2042	18,448
56,209	Loan ID 200186	Fixed	5.125%	8/1/2042	48,865
55,909	Loan ID 200187	Fixed	5.875%	12/1/2039	36,403
157,912	Loan ID 200188	Fixed	3.875%	2/1/2043	128,905
177,648	Loan ID 200189	Fixed	4.125%	8/1/2042	145,511
354,889	Loan ID 200190	Fixed	3.625%	11/1/2042	313,215
138,351	Loan ID 200191	Fixed	4.125%	11/1/2042	111,658

The accompanying notes are an integral part of these financial statements.

8

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$196,613	Loan ID 200192	Fixed	4.250%	11/1/2042	$173,923
100,643	Loan ID 200193	Fixed	3.875%	6/1/2042	89,038
172,211	Loan ID 200194	Fixed	4.750%	9/1/2041	145,787
283,663	Loan ID 200195	Fixed	3.875%	3/1/2042	232,529
105,538	Loan ID 200196	Fixed	4.500%	1/1/2043	89,972
41,016	Loan ID 200197	Fixed	4.750%	11/1/2042	35,260
42,726	Loan ID 200198	Fixed	5.250%	10/1/2042	35,511
303,679	Loan ID 200199	Fixed	4.000%	9/1/2042	284,754
258,879	Loan ID 200200	Fixed	3.875%	9/1/2042	206,691
62,473	Loan ID 200201	Fixed	5.125%	8/1/2041	54,447
61,996	Loan ID 200202	Fixed	4.375%	12/1/2042	57,296
292,989	Loan ID 200203	Fixed	4.250%	8/1/2042	240,484
152,499	Loan ID 200204	Fixed	3.875%	7/1/2042	121,989
78,484	Loan ID 200205	Fixed	5.000%	11/1/2041	68,214
25,363	Loan ID 200206	Fixed	3.990%	12/1/2042	20,735
618,623	Loan ID 200207	ARM	3.625%	3/1/2042	580,583
52,335	Loan ID 200208	Fixed	4.250%	1/1/2043	38,365
223,116	Loan ID 200209	Fixed	3.875%	8/1/2042	196,272
93,223	Loan ID 200210	Fixed	4.625%	5/1/2043	83,802
224,002	Loan ID 200211	Fixed	3.750%	5/1/2042	202,780
142,995	Loan ID 200212	Fixed	3.875%	2/1/2042	112,749
303,621	Loan ID 200213	Fixed	4.125%	1/1/2038	200,182
62,332	Loan ID 200214	Fixed	5.750%	7/1/2039	51,076
121,547	Loan ID 200216	Fixed	5.750%	9/1/2039	94,281
148,722	Loan ID 200217	Fixed	5.250%	7/1/2040	121,076
79,410	Loan ID 200218	Fixed	4.250%	12/1/2041	48,468
209,819	Loan ID 200219	Fixed	4.250%	4/1/2043	192,676
226,242	Loan ID 200220	Fixed	3.875%	5/1/2043	182,415
174,869	Loan ID 200221	Fixed	4.250%	4/1/2043	159,787
132,899	Loan ID 200222	Fixed	4.125%	5/1/2043	108,158
261,089	Loan ID 200223	Fixed	4.125%	5/1/2043	231,853
223,297	Loan ID 200224	Fixed	4.000%	7/1/2043	186,376
118,520	Loan ID 200225	Fixed	3.750%	3/1/2043	76,044
86,127	Loan ID 200226	Fixed	5.250%	7/1/2041	77,764
54,268	Loan ID 200228	Fixed	4.625%	8/1/2042	46,672
172,689	Loan ID 200229	Fixed	3.750%	7/1/2042	149,424
154,894	Loan ID 200230	Fixed	3.500%	2/1/2043	128,938
137,999	Loan ID 200231	Fixed	3.625%	12/1/2042	77,025
73,054	Loan ID 200232	Fixed	3.875%	8/1/2042	56,645
201,407	Loan ID 200233	Fixed	2.990%	11/1/2027	168,572
195,672	Loan ID 200234	Fixed	3.250%	1/1/2043	131,549
98,671	Loan ID 200235	Fixed	3.750%	12/1/2042	86,831
170,865	Loan ID 200236	Fixed	4.250%	10/1/2042	149,147
500,130	Loan ID 200237	ARM	2.750%	9/1/2033	426,780

The accompanying notes are an integral part of these financial statements.

9

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$338,912	Loan ID 200238	ARM	3.625%	7/1/2035	$312,496
108,682	Loan ID 200239	ARM	3.990%	5/1/2036	91,282
124,288	Loan ID 200240	Fixed	4.000%	6/1/2042	97,813
153,231	Loan ID 200242	Fixed	3.250%	10/1/2042	118,595
125,591	Loan ID 200243	Fixed	3.750%	4/1/2043	98,762
30,395	Loan ID 200244	Fixed	5.000%	5/1/2042	24,954
214,001	Loan ID 200245	Fixed	3.875%	3/1/2043	178,240
97,440	Loan ID 200286	Fixed	4.500%	7/1/2043	84,200
105,914	Loan ID 200287	Fixed	4.375%	7/1/2043	86,425
356,670	Loan ID 200288	Fixed	4.375%	11/1/2041	277,958
358,902	Loan ID 200289	Fixed	5.500%	9/1/2043	324,269
305,624	Loan ID 200290	Fixed	4.250%	4/1/2043	255,507
230,350	Loan ID 200291	Fixed	4.125%	11/1/2042	192,353
463,528	Loan ID 200292	Fixed	3.875%	6/1/2043	385,812
48,022	Loan ID 200293	Fixed	4.125%	3/1/2043	40,163
189,380	Loan ID 200294	Fixed	3.875%	2/1/2043	155,260
269,945	Loan ID 200295	Fixed	3.875%	6/1/2043	233,247
220,554	Loan ID 200296	Fixed	3.250%	2/1/2043	169,097
189,959	Loan ID 200297	Fixed	3.375%	10/1/2042	146,146
150,957	Loan ID 200298	Fixed	3.250%	6/1/2043	115,398
205,851	Loan ID 200299	Fixed	3.625%	10/1/2042	164,359
121,872	Loan ID 200300	Fixed	8.400%	10/20/2037	101,784
80,387	Loan ID 200301	Fixed	4.625%	7/1/2043	70,770
105,697	Loan ID 200302	Fixed	9.875%	10/1/2035	88,914
61,306	Loan ID 200303	Fixed	5.250%	10/1/2032	54,064
150,376	Loan ID 200304	Fixed	7.250%	10/1/2033	128,357
255,978	Loan ID 200305	Fixed	7.000%	3/1/2036	210,285
744,998	Loan ID 200306	Fixed	4.870%	5/1/2049	638,177
52,570	Loan ID 200307	Fixed	6.500%	7/1/2031	44,950
113,793	Loan ID 200308	ARM	6.750%	5/1/2035	99,160
220,657	Loan ID 200309	Fixed	2.000%	12/1/2048	177,698
173,592	Loan ID 200310	Fixed	8.000%	9/1/2039	129,308
136,584	Loan ID 200312	Fixed	9.000%	4/1/2039	115,002
49,433	Loan ID 200313	Fixed	8.500%	3/1/2028	39,767
65,127	Loan ID 200314	Fixed	8.000%	3/1/2040	48,870
331,662	Loan ID 200315	ARM	3.375%	6/1/2037	238,471
139,420	Loan ID 200316	Fixed	6.850%	7/1/2035	94,510
79,849	Loan ID 200317	Fixed	7.000%	9/1/2032	68,318
288,277	Loan ID 200318	Fixed	3.500%	10/1/2036	222,483
69,125	Loan ID 200319	ARM	3.125%	12/1/2034	54,237
306,796	Loan ID 200321	Fixed	2.375%	6/1/2049	239,049
141,774	Loan ID 200322	Fixed	7.375%	8/1/2033	125,911
207,993	Loan ID 200323	ARM	2.875%	1/1/2035	172,789

The accompanying notes are an integral part of these financial statements.

10

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$355,400	Loan ID 200324	Fixed	5.500%	11/1/2037	$303,935
249,219	Loan ID 200325	Fixed	6.000%	5/1/2042	199,675
80,711	Loan ID 200326	Fixed	8.375%	10/1/2036	68,719
159,076	Loan ID 200327	Fixed	6.790%	10/26/2036	118,067
999,876	Loan ID 200328	ARM	6.250%	7/1/2038	856,901
118,184	Loan ID 200329	Fixed	6.880%	3/1/2036	110,145
265,356	Loan ID 200330	Fixed	7.000%	8/1/2037	204,946
80,181	Loan ID 200331	ARM	6.500%	7/1/2033	68,305
108,046	Loan ID 200332	Fixed	5.775%	10/1/2037	95,260
216,351	Loan ID 200333	Fixed	5.875%	5/1/2021	176,249
93,616	Loan ID 200334	Fixed	7.000%	1/1/2033	82,981
282,803	Loan ID 200335	Fixed	2.000%	11/1/2052	226,538
59,040	Loan ID 200336	Fixed	7.000%	12/1/2042	45,652
48,113	Loan ID 200337	Fixed	7.000%	10/1/2034	44,684
56,850	Loan ID 200338	ARM	10.500%	8/1/2029	50,485
178,501	Loan ID 200339	Fixed	2.000%	10/1/2033	152,562
37,589	Loan ID 200340	Fixed	7.000%	3/1/2030	26,939
190,472	Loan ID 200341	Fixed	7.000%	8/1/2035	171,294
30,308	Loan ID 200342	Fixed	5.375%	10/1/2019	25,906
90,152	Loan ID 200343	ARM	7.750%	6/1/2034	74,856
110,096	Loan ID 200344	ARM	6.850%	7/1/2034	73,547
74,090	Loan ID 200345	Fixed	9.625%	1/1/2033	62,693
469,482	Loan ID 200346	Fixed	7.000%	6/1/2044	329,216
551,272	Loan ID 200347	Fixed	4.375%	7/1/2050	332,613
66,715	Loan ID 200348	Fixed	6.500%	7/1/2038	45,941
143,923	Loan ID 200349	Fixed	7.000%	1/1/2037	118,560
64,224	Loan ID 200350	Fixed	7.500%	3/1/2029	48,164
134,534	Loan ID 200351	ARM	3.500%	6/1/2036	75,651
74,333	Loan ID 200352	Fixed	7.000%	9/1/2029	66,152
92,080	Loan ID 200353	Fixed	6.500%	10/1/2032	81,473
92,627	Loan ID 200354	ARM	6.875%	11/1/2033	74,971
45,791	Loan ID 200355	ARM	7.875%	7/1/2032	33,750
88,651	Loan ID 200356	ARM	8.100%	2/1/2036	64,184
114,092	Loan ID 200357	Fixed	8.500%	4/1/2027	94,753
157,446	Loan ID 200358	Fixed	2.000%	4/1/2025	145,544
257,469	Loan ID 200359	ARM	2.625%	2/1/2036	208,081
33,046	Loan ID 200360	ARM	2.875%	1/1/2025	29,508
75,856	Loan ID 200361	Fixed	7.500%	1/1/2034	70,530
112,132	Loan ID 200362	Fixed	2.750%	11/1/2034	56,234
150,318	Loan ID 200363	Fixed	6.000%	3/1/2049	116,946
94,779	Loan ID 200364	Fixed	10.000%	11/1/2037	78,455
221,171	Loan ID 200365	ARM	2.860%	8/1/2037	119,101
72,211	Loan ID 200366	Fixed	6.250%	1/1/2033	64,256
239,444	Loan ID 200368	Fixed	4.500%	4/1/2036	216,583

The accompanying notes are an integral part of these financial statements.

11

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$278,353	Loan ID 200369	Fixed	6.000%	4/1/2044	$246,627
196,776	Loan ID 200370	ARM	5.500%	6/1/2035	183,236
66,501	Loan ID 200371	Fixed	7.375%	8/1/2033	61,910
206,278	Loan ID 200372	ARM	2.625%	5/1/2036	111,087
62,267	Loan ID 200373	Fixed	7.000%	12/1/2036	40,945
79,595	Loan ID 200374	ARM	7.000%	5/1/2034	65,670
103,995	Loan ID 200375	Fixed	7.000%	11/1/2036	68,446
442,333	Loan ID 200376	Fixed	2.900%	6/1/2053	389,684
85,928	Loan ID 200377	ARM	5.500%	10/1/2036	75,944
239,420	Loan ID 200378	Fixed	5.500%	3/1/2038	203,730
111,687	Loan ID 200379	Fixed	8.250%	3/1/2039	103,616
191,003	Loan ID 200380	Fixed	4.220%	4/1/2049	168,366
291,270	Loan ID 200381	Fixed	4.780%	6/1/2037	270,938
114,032	Loan ID 200382	Fixed	4.850%	7/1/2037	95,208
402,719	Loan ID 200383	Fixed	5.030%	12/1/2046	382,380
304,942	Loan ID 200384	Fixed	5.000%	11/1/2047	224,845
150,543	Loan ID 200385	Fixed	8.250%	1/1/2040	153,269
231,357	Loan ID 200386	Fixed	5.000%	3/1/2041	204,561
79,396	Loan ID 200387	Fixed	4.000%	6/1/2039	67,737
199,803	Loan ID 200388	Fixed	3.000%	3/1/2051	156,556
124,906	Loan ID 200389	Fixed	4.820%	8/1/2047	108,511
207,998	Loan ID 200390	Fixed	4.000%	4/16/2047	168,293
188,114	Loan ID 200391	Fixed	4.000%	1/13/2035	164,250
69,601	Loan ID 200392	Fixed	10.000%	6/5/2034	66,611
110,360	Loan ID 200393	Fixed	5.070%	8/1/2037	95,903
134,633	Loan ID 200394	Fixed	7.150%	8/1/2037	125,208
83,117	Loan ID 200395	Fixed	4.860%	4/1/2047	73,804
75,619	Loan ID 200396	Fixed	10.000%	2/1/2036	72,421
131,484	Loan ID 200397	ARM	9.375%	9/1/2037	108,520
144,316	Loan ID 200398	Fixed	4.800%	2/1/2037	120,398
83,807	Loan ID 200399	Fixed	4.980%	6/1/2037	60,219
370,235	Loan ID 200400	Fixed	8.450%	12/1/2036	351,562
531,354	Loan ID 200401	Fixed	5.000%	8/1/2047	409,484
56,551	Loan ID 200403	Fixed	8.300%	10/15/2032	50,053
60,116	Loan ID 200404	Fixed	8.100%	5/1/2037	55,820
105,112	Loan ID 200405	Fixed	4.870%	12/1/2035	95,683
119,496	Loan ID 200406	Fixed	4.750%	10/1/2051	113,731
242,294	Loan ID 200407	Fixed	6.500%	4/1/2042	228,501
212,800	Loan ID 200408	Fixed	6.000%	4/1/2039	161,777
352,773	Loan ID 200409	Fixed	6.000%	2/1/2049	278,131
69,971	Loan ID 200410	ARM	8.500%	6/1/2037	56,239
110,041	Loan ID 200411	Fixed	8.275%	6/1/2037	105,997
295,593	Loan ID 200412	Fixed	7.750%	8/1/2040	248,186
257,440	Loan ID 200413	Fixed	5.150%	11/1/2047	251,328

The accompanying notes are an integral part of these financial statements.

12

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$203,343	Loan ID 200414	Fixed	5.000%	4/1/2049	$153,112
86,658	Loan ID 200415	Fixed	6.000%	4/1/2050	82,716
187,072	Loan ID 200416	Fixed	4.670%	8/1/2053	158,649
74,856	Loan ID 200417	Fixed	7.000%	5/1/2035	72,417
60,585	Loan ID 200418	Fixed	4.000%	6/1/2035	51,185
178,733	Loan ID 200419	Fixed	4.000%	12/19/2035	169,995
177,317	Loan ID 200420	Fixed	4.225%	4/10/2038	156,684
79,629	Loan ID 200421	Fixed	7.710%	8/1/2037	70,339
139,958	Loan ID 200422	Fixed	3.830%	8/1/2053	116,945
135,919	Loan ID 200423	Fixed	4.500%	6/1/2043	113,622
127,720	Loan ID 200424	Fixed	4.000%	9/1/2028	110,358
264,460	Loan ID 200427	Fixed	3.625%	3/1/2043	227,970
214,538	Loan ID 200428	ARM	4.125%	4/1/2041	180,794
186,898	Loan ID 200429	Fixed	3.875%	12/1/2042	132,076
237,230	Loan ID 200430	Fixed	3.625%	7/1/2043	208,221
199,086	Loan ID 200431	Fixed	4.625%	7/1/2043	176,095
319,387	Loan ID 200432	Fixed	4.875%	5/1/2043	287,162
134,984	Loan ID 200433	Fixed	4.250%	8/1/2043	119,719
166,609	Loan ID 200434	Fixed	5.250%	10/1/2043	151,942
204,033	Loan ID 200435	Fixed	4.625%	11/1/2052	159,490
225,399	Loan ID 200436	Fixed	3.750%	4/1/2043	204,860
342,328	Loan ID 200437	Fixed	5.625%	10/1/2043	312,986
142,452	Loan ID 200438	Fixed	4.000%	12/1/2041	106,181
46,780	Loan ID 200439	Fixed	5.000%	8/1/2041	39,589
8,092	Loan ID 200440	Fixed	8.000%	6/1/2016	8,063
201,594	Loan ID 200441	Fixed	4.440%	1/15/2015	198,558
443,564	Loan ID 200442	Fixed	5.000%	12/1/2043	338,599
278,541	Loan ID 200443	Fixed	3.000%	7/1/2049	173,751
272,373	Loan ID 200444	Fixed	4.380%	11/1/2038	149,940
171,590	Loan ID 200445	Fixed	5.250%	2/1/2039	159,769
2,730	Loan ID 200446	Fixed	7.000%	5/1/2015	2,159
59,920	Loan ID 200447	Fixed	5.875%	11/4/2034	54,752
78,666	Loan ID 200448	Fixed	5.750%	5/1/2042	47,402
131,492	Loan ID 200449	Fixed	5.000%	7/1/2041	119,083
70,542	Loan ID 200450	Fixed	4.110%	12/1/2025	50,304
377,597	Loan ID 200451	Fixed	6.250%	7/1/2038	336,075
143,342	Loan ID 200452	Fixed	2.000%	11/1/2041	94,973
17,719	Loan ID 200453	Fixed	4.550%	3/1/2026	13,658
540,669	Loan ID 200455	Fixed	2.000%	7/1/2039	444,249
258,366	Loan ID 200456	Fixed	2.000%	11/1/2038	234,691
219,757	Loan ID 200457	Fixed	5.750%	12/10/2030	168,414
151,258	Loan ID 200458	Fixed	6.625%	12/1/2038	116,437
196,108	Loan ID 200460	Fixed	7.000%	7/1/2041	195,248
284,020	Loan ID 200461	Fixed	4.750%	6/20/2044	161,370

The accompanying notes are an integral part of these financial statements.

13

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$391,628	Loan ID 200462	Fixed	6.000%	7/1/2037	$207,284
158,404	Loan ID 200463	Fixed	6.000%	3/1/2037	95,322
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	249,478
256,302	Loan ID 200465	Fixed	6.500%	7/1/2037	164,881
465,897	Loan ID 200466	Fixed	7.000%	7/1/2037	304,954
335,122	Loan ID 200467	Fixed	2.000%	7/1/2037	208,882
97,114	Loan ID 200468	Fixed	5.625%	7/1/2037	50,912
135,436	Loan ID 200469	Fixed	6.500%	7/1/2037	118,245
248,678	Loan ID 200470	Fixed	4.625%	7/1/2043	190,324
174,335	Loan ID 200471	Fixed	5.500%	4/1/2039	156,083
371,332	Loan ID 200472	Fixed	4.250%	9/1/2042	328,986
305,921	Loan ID 200473	Fixed	4.000%	12/1/2042	236,382
247,333	Loan ID 200474	Fixed	5.750%	11/1/2050	215,263
173,600	Loan ID 200475	Fixed	5.450%	7/1/2049	147,350
195,737	Loan ID 200476	Fixed	6.000%	9/1/2050	166,109
248,350	Loan ID 200477	Fixed	4.125%	12/1/2028	221,210
188,890	Loan ID 200478	Fixed	3.625%	9/1/2042	147,330
147,778	Loan ID 200479	Fixed	3.500%	8/1/2026	130,021
251,764	Loan ID 200480	ARM	3.750%	7/1/2041	199,164
180,342	Loan ID 200481	ARM	3.500%	8/1/2041	147,609
126,713	Loan ID 200482	Fixed	4.375%	11/1/2028	111,736
119,033	Loan ID 200483	Fixed	4.375%	11/1/2028	105,500
411,756	Loan ID 200484	Fixed	4.250%	12/1/2043	342,252
78,520	Loan ID 200485	Fixed	4.125%	2/1/2043	65,269
263,235	Loan ID 200486	Fixed	3.500%	1/1/2043	214,177
476,755	Loan ID 200487	Fixed	6.000%	3/1/2037	309,559
166,883	Loan ID 200488	Fixed	4.250%	1/1/2044	140,847
120,426	Loan ID 200489	Fixed	4.000%	3/1/2043	99,679
93,068	Loan ID 200490	Fixed	4.000%	11/1/2028	80,325
214,837	Loan ID 200491	Fixed	5.500%	10/1/2039	189,611
127,143	Loan ID 200492	Fixed	4.000%	1/1/2043	105,978
77,826	Loan ID 200493	Fixed	4.500%	12/1/2025	69,042
288,770	Loan ID 200494	Fixed	4.625%	10/1/2043	253,521
369,210	Loan ID 200495	Fixed	4.875%	12/1/2041	320,041
211,232	Loan ID 200496	Fixed	3.875%	2/1/2043	182,486
341,266	Loan ID 200497	Fixed	3.250%	4/1/2043	276,590
273,267	Loan ID 200498	Fixed	4.000%	2/1/2043	234,251
285,011	Loan ID 200499	Fixed	4.250%	1/1/2043	242,775
231,823	Loan ID 200500	Fixed	5.875%	2/1/2037	181,978
157,505	Loan ID 200501	Fixed	7.250%	12/1/2037	136,561
146,370	Loan ID 200502	Fixed	5.000%	6/1/2049	118,665
274,070	Loan ID 200503	Fixed	7.500%	8/1/2037	233,797
405,328	Loan ID 200504	Fixed	3.375%	3/1/2043	329,065
147,687	Loan ID 200505	Fixed	3.500%	4/1/2043	109,805

The accompanying notes are an integral part of these financial statements.

14

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$206,960	Loan ID 200506	Fixed	4.875%	8/1/2039	$169,212
77,620	Loan ID 200507	Fixed	4.500%	9/1/2042	62,373
267,280	Loan ID 200508	Fixed	2.000%	10/1/2040	192,800
214,964	Loan ID 200509	Fixed	2.000%	12/1/2052	155,169
272,208	Loan ID 200510	Fixed	4.000%	1/1/2043	226,894
257,395	Loan ID 200511	Fixed	4.875%	1/1/2044	226,048
135,869	Loan ID 200512	Fixed	2.875%	2/1/2035	112,859
179,473	Loan ID 200513	Fixed	3.000%	10/1/2038	140,790
348,516	Loan ID 200514	Fixed	3.000%	4/1/2047	260,969
104,026	Loan ID 200515	Fixed	8.250%	2/1/2039	95,451
394,682	Loan ID 200516	Fixed	3.500%	1/1/2037	320,483
107,952	Loan ID 200517	Fixed	8.000%	5/1/2039	96,572
210,851	Loan ID 200518	Fixed	3.000%	12/1/2050	172,860
327,549	Loan ID 200519	Fixed	3.000%	11/1/2049	264,406
69,808	Loan ID 200520	Fixed	3.260%	7/1/2053	53,600
233,201	Loan ID 200521	ARM	3.125%	8/1/2037	190,396
390,292	Loan ID 200522	ARM	3.125%	9/1/2037	309,461
447,117	Loan ID 200523	ARM	3.125%	9/1/2037	322,836
129,276	Loan ID 200524	Fixed	3.500%	6/1/2043	107,067
300,521	Loan ID 200525	Fixed	3.250%	12/1/2042	249,664
165,394	Loan ID 200526	Fixed	3.625%	3/1/2043	137,246
116,173	Loan ID 200527	Fixed	4.500%	12/1/2043	101,166
142,627	Loan ID 200528	Fixed	4.375%	2/1/2044	121,727
413,176	Loan ID 200529	Fixed	4.625%	2/1/2044	365,169
33,777	Loan ID 200530	Fixed	5.375%	2/1/2044	26,482
180,849	Loan ID 200531	Fixed	4.625%	11/1/2043	162,306
119,136	Loan ID 200532	Fixed	3.250%	7/1/2043	98,422
143,052	Loan ID 200533	Fixed	4.250%	1/1/2044	114,350
148,378	Loan ID 200534	Fixed	5.500%	2/1/2044	133,861
256,411	Loan ID 200535	Fixed	4.375%	11/1/2043	228,237
63,857	Loan ID 200536	Fixed	3.750%	10/1/2042	41,560
129,171	Loan ID 200537	Fixed	4.500%	3/1/2042	102,073
98,128	Loan ID 200538	Fixed	4.750%	1/1/2043	86,102
278,792	Loan ID 200539	Fixed	4.500%	2/1/2043	227,704
88,377	Loan ID 200540	Fixed	3.875%	2/1/2043	73,600
84,826	Loan ID 200541	Fixed	7.875%	9/1/2037	59,532
190,085	Loan ID 200542	Fixed	4.500%	4/1/2037	139,291
57,622	Loan ID 200543	ARM	7.250%	2/1/2037	39,670
396,098	Loan ID 200544	Fixed	5.000%	2/1/2044	357,075
64,588	Loan ID 200545	Fixed	4.375%	2/1/2029	54,243
126,191	Loan ID 200546	Fixed	5.375%	12/1/2043	108,216
272,204	Loan ID 200547	Fixed	3.750%	3/1/2043	232,600
177,241	Loan ID 200548	Fixed	5.250%	2/1/2044	157,870
93,577	Loan ID 200549	Fixed	4.250%	1/1/2029	80,688

The accompanying notes are an integral part of these financial statements.

15

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$181,837	Loan ID 200550	Fixed	3.750%	3/1/2043	$151,139
321,929	Loan ID 200551	Fixed	4.375%	1/1/2044	276,964
203,107	Loan ID 200552	Fixed	4.500%	1/1/2044	174,858
293,012	Loan ID 200553	Fixed	4.625%	12/1/2043	261,375
300,088	Loan ID 200554	Fixed	5.000%	11/1/2043	265,673
229,202	Loan ID 200555	Fixed	4.375%	1/1/2044	196,156
415,513	Loan ID 200556	Fixed	3.625%	12/1/2028	357,759
113,139	Loan ID 200557	Fixed	9.077%	8/1/2035	91,743
104,860	Loan ID 200558	Fixed	6.590%	7/1/2037	85,481
197,824	Loan ID 200559	Fixed	9.500%	4/14/2035	159,746
129,334	Loan ID 200560	Fixed	5.750%	5/1/2035	105,238
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	185,023
161,657	Loan ID 200562	ARM	3.000%	5/1/2037	132,080
236,282	Loan ID 200563	Fixed	5.125%	1/1/2039	193,736
144,690	Loan ID 200564	Fixed	4.875%	5/1/2039	117,666
540,912	Loan ID 200565	Fixed	4.000%	6/1/2037	444,975
374,842	Loan ID 200566	Fixed	6.500%	7/1/2047	305,372
138,754	Loan ID 200567	Fixed	3.375%	5/1/2043	114,047
65,312	Loan ID 200568	Fixed	4.000%	12/1/2043	56,113
103,112	Loan ID 200569	Fixed	5.125%	2/1/2044	87,156
448,538	Loan ID 200570	Fixed	3.625%	6/1/2043	392,524
142,248	Loan ID 200571	Fixed	4.500%	7/1/2043	122,920
172,955	Loan ID 200572	Fixed	4.375%	3/1/2044	150,979
101,534	Loan ID 200573	Fixed	3.750%	9/1/2042	74,567
135,435	Loan ID 200574	Fixed	4.875%	1/1/2044	121,861
137,357	Loan ID 200575	Fixed	4.125%	5/1/2042	106,657
348,634	Loan ID 200576	Fixed	3.750%	6/1/2042	265,130
245,566	Loan ID 200577	Fixed	3.125%	4/1/2028	214,190
191,573	Loan ID 200578	Fixed	4.750%	8/1/2040	174,088
51,068	Loan ID 200579	Fixed	4.875%	5/1/2042	39,969
186,022	Loan ID 200580	Fixed	4.125%	11/1/2041	155,928
40,303	Loan ID 200581	Fixed	4.750%	9/1/2042	33,548
391,194	Loan ID 200582	Fixed	4.000%	11/1/2042	319,907
99,443	Loan ID 200583	Fixed	3.625%	9/1/2027	86,609
367,250	Loan ID 200584	Fixed	3.375%	4/1/2043	307,889
163,139	Loan ID 200585	Fixed	4.000%	5/1/2042	138,716
344,479	Loan ID 200586	Fixed	3.500%	1/1/2043	305,853
697,758	Loan ID 200587	Fixed	4.750%	10/1/2040	633,404
265,046	Loan ID 200588	Fixed	3.750%	5/1/2042	241,211
403,400	Loan ID 200589	ARM	3.375%	12/1/2043	351,315
63,405	Loan ID 200590	Fixed	4.125%	7/1/2042	52,006
107,274	Loan ID 200591	Fixed	4.875%	3/1/2043	96,432
102,945	Loan ID 200592	Fixed	4.375%	6/1/2042	88,190
71,169	Loan ID 200593	Fixed	3.875%	6/1/2042	58,766

The accompanying notes are an integral part of these financial statements.

16

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$237,901	Loan ID 200594	Fixed	4.250%	4/1/2043	$214,586
116,421	Loan ID 200595	Fixed	4.250%	5/1/2042	97,882
99,402	Loan ID 200596	Fixed	4.875%	10/1/2043	89,252
41,608	Loan ID 200597	Fixed	5.625%	2/1/2044	33,638
141,201	Loan ID 200598	Fixed	4.625%	2/1/2044	123,907
125,924	Loan ID 200599	Fixed	4.125%	2/1/2043	105,054
208,478	Loan ID 200600	Fixed	4.625%	4/1/2044	182,789
114,237	Loan ID 200601	Fixed	4.000%	3/1/2043	96,511
193,816	Loan ID 200602	Fixed	3.750%	3/1/2043	157,875
75,885	Loan ID 200603	Fixed	4.125%	6/1/2043	61,365
77,293	Loan ID 200604	Fixed	3.500%	1/1/2043	62,888
146,151	Loan ID 200605	Fixed	4.875%	11/1/2043	121,900
134,622	Loan ID 200606	Fixed	3.625%	12/1/2042	112,377
252,353	Loan ID 200607	Fixed	2.875%	11/1/2027	204,414
141,883	Loan ID 200608	Fixed	4.125%	11/1/2043	117,663
140,666	Loan ID 200609	Fixed	4.500%	3/1/2044	120,930
274,998	Loan ID 200610	ARM	2.875%	3/1/2043	227,661
64,638	Loan ID 200611	Fixed	4.625%	5/1/2043	53,446
131,506	Loan ID 200612	Fixed	4.500%	2/1/2043	115,774
216,101	Loan ID 200613	Fixed	3.369%	1/1/2043	184,584
107,633	Loan ID 200614	Fixed	5.000%	1/1/2044	92,154
106,515	Loan ID 200615	Fixed	4.250%	8/1/2043	93,801
352,898	Loan ID 200616	Fixed	4.875%	2/1/2044	308,632
94,416	Loan ID 200617	Fixed	4.750%	9/1/2043	67,162
135,057	Loan ID 200618	Fixed	4.375%	5/1/2042	111,605
542,634	Loan ID 200619	Fixed	4.500%	11/1/2043	476,246
240,102	Loan ID 200620	Fixed	4.250%	10/1/2043	187,361
138,924	Loan ID 200621	Fixed	3.625%	1/1/2043	123,397
308,411	Loan ID 200622	Fixed	4.750%	12/1/2043	271,023
77,621	Loan ID 200623	Fixed	4.375%	12/1/2042	64,992
266,278	Loan ID 200624	Fixed	4.125%	4/1/2043	228,106
125,190	Loan ID 200625	Fixed	4.500%	11/1/2043	100,765
124,491	Loan ID 200626	Fixed	4.500%	10/1/2043	103,048
137,807	Loan ID 200627	Fixed	4.250%	10/1/2043	118,714
92,224	Loan ID 200628	Fixed	3.250%	2/1/2028	79,982
162,974	Loan ID 200629	Fixed	4.375%	9/1/2043	135,676
171,916	Loan ID 200630	Fixed	5.250%	9/1/2043	153,638
306,323	Loan ID 200631	Fixed	3.250%	6/1/2043	261,599
355,948	Loan ID 200632	Fixed	5.250%	5/1/2044	319,959
232,894	Loan ID 200633	Fixed	5.125%	5/1/2044	209,673
242,340	Loan ID 200634	Fixed	4.375%	1/1/2044	207,697
117,800	Loan ID 200635	Fixed	3.750%	5/1/2029	102,633
200,904	Loan ID 200636	Fixed	3.750%	2/1/2053	168,127
187,830	Loan ID 200637	Fixed	5.375%	4/1/2040	143,065

The accompanying notes are an integral part of these financial statements.

17

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$196,342	Loan ID 200638	Fixed	3.875%	3/1/2043	$164,424
253,593	Loan ID 200639	ARM	4.250%	5/1/2044	209,537
152,601	Loan ID 200640	Fixed	5.125%	3/1/2044	135,214
177,888	Loan ID 200641	Fixed	5.250%	4/1/2044	155,893
150,879	Loan ID 200642	Fixed	5.000%	3/1/2044	124,813
174,904	Loan ID 200643	Fixed	4.750%	3/1/2044	152,232
175,055	Loan ID 200644	Fixed	4.750%	3/1/2044	151,801
122,441	Loan ID 200645	Fixed	5.000%	4/1/2044	109,865
352,000	Loan ID 200646	ARM	2.625%	3/1/2043	283,862
123,265	Loan ID 200647	Fixed	4.250%	1/1/2044	107,923
159,773	Loan ID 200648	Fixed	4.750%	3/1/2044	141,283
148,729	Loan ID 200649	Fixed	4.375%	3/1/2044	129,504
134,462	Loan ID 200650	Fixed	4.875%	5/1/2044	116,493
277,007	Loan ID 200651	Fixed	3.625%	7/1/2043	236,526
175,281	Loan ID 200652	Fixed	4.125%	5/1/2038	140,387
361,790	Loan ID 200653	Fixed	4.000%	4/1/2053	286,707
287,618	Loan ID 200654	Fixed	5.125%	2/1/2041	229,151
147,671	Loan ID 200655	Fixed	3.375%	5/1/2043	122,719
160,270	Loan ID 200656	Fixed	6.875%	7/1/2037	102,271
149,074	Loan ID 200657	Fixed	4.875%	8/1/2051	124,991
348,525	Loan ID 200658	Fixed	2.000%	1/1/2044	185,931
214,775	Loan ID 200659	Fixed	4.000%	3/1/2053	189,107
191,311	Loan ID 200660	Fixed	5.875%	3/1/2038	149,559
393,574	Loan ID 200661	Fixed	4.000%	2/1/2043	337,889
219,638	Loan ID 200662	Fixed	5.000%	3/1/2044	194,165
71,617	Loan ID 200663	Fixed	4.750%	5/1/2044	62,756
286,919	Loan ID 200664	Fixed	4.750%	4/1/2044	255,094
274,075	Loan ID 200665	Fixed	4.299%	12/1/2046	148,722
224,109	Loan ID 200666	Fixed	5.890%	8/26/2035	140,033
232,097	Loan ID 200667	Fixed	4.625%	6/1/2044	202,072
317,677	Loan ID 200668	Fixed	3.625%	4/1/2043	269,080
161,062	Loan ID 200669	Fixed	5.250%	4/1/2044	142,580
71,450	Loan ID 200670	Fixed	4.375%	2/1/2029	55,704
247,581	Loan ID 200671	Fixed	4.625%	8/1/2043	213,761
165,901	Loan ID 200672	Fixed	3.750%	7/1/2043	137,247
143,066	Loan ID 200673	Fixed	4.625%	5/1/2044	118,369
321,718	Loan ID 200674	Fixed	4.500%	5/1/2044	263,551
333,796	Loan ID 200675	Fixed	5.125%	4/1/2044	291,766
101,293	Loan ID 200676	Fixed	3.750%	6/1/2043	77,982
140,273	Loan ID 200677	Fixed	3.625%	5/1/2028	121,635
487,344	Loan ID 200678	Fixed	4.375%	2/1/2044	431,616
264,213	Loan ID 200679	Fixed	5.000%	4/1/2044	202,196
66,124	Loan ID 200680	Fixed	5.375%	3/1/2044	49,535
230,640	Loan ID 200681	Fixed	3.625%	4/1/2043	197,007

The accompanying notes are an integral part of these financial statements.

18

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$197,733	Loan ID 200682	Fixed	4.875%	5/1/2044	$161,851
221,769	Loan ID 200683	Fixed	4.500%	4/1/2044	193,558
131,181	Loan ID 200684	Fixed	4.875%	4/1/2044	115,257
238,812	Loan ID 200685	Fixed	4.875%	5/1/2044	198,296
44,782	Loan ID 200686	Fixed	5.000%	5/1/2044	36,575
59,645	Loan ID 200687	Fixed	5.125%	5/1/2044	45,755
154,496	Loan ID 200688	Fixed	4.250%	3/1/2053	105,391
140,253	Loan ID 200689	Fixed	4.375%	12/1/2043	100,704
236,370	Loan ID 200690	Fixed	4.250%	4/1/2044	202,770
299,903	Loan ID 200691	Fixed	4.500%	5/1/2044	248,291
253,744	Loan ID 200692	Fixed	4.625%	7/1/2044	218,518
185,838	Loan ID 200693	Fixed	3.250%	4/1/2043	144,678
111,547	Loan ID 200694	Fixed	4.500%	9/1/2043	86,040
141,343	Loan ID 200695	Fixed	5.000%	12/1/2043	111,683
51,269	Loan ID 200696	Fixed	3.750%	10/1/2042	41,678
141,482	Loan ID 200697	Fixed	4.500%	1/1/2044	109,369
108,747	Loan ID 200698	Fixed	3.875%	7/1/2042	79,551
193,431	Loan ID 200699	Fixed	4.125%	7/1/2044	162,263
101,534	Loan ID 200700	Fixed	4.250%	2/1/2044	84,276
174,675	Loan ID 200701	Fixed	4.750%	6/1/2044	143,258
159,190	Loan ID 200702	Fixed	4.750%	5/1/2044	132,224
204,550	Loan ID 200703	Fixed	3.875%	6/1/2043	170,542
101,386	Loan ID 200704	Fixed	4.375%	3/1/2043	88,608
139,898	Loan ID 200705	Fixed	4.625%	4/1/2044	118,641
106,595	Loan ID 200706	Fixed	4.990%	6/1/2044	92,574
104,086	Loan ID 200707	Fixed	4.875%	2/1/2044	91,029
138,591	Loan ID 200708	Fixed	4.875%	2/1/2044	120,657
53,592	Loan ID 200709	Fixed	4.375%	4/1/2043	44,397
120,677	Loan ID 200710	Fixed	4.500%	7/1/2044	103,424
122,182	Loan ID 200711	Fixed	3.750%	7/1/2043	95,407
227,605	Loan ID 200712	Fixed	3.875%	2/1/2044	194,101
102,612	Loan ID 200713	Fixed	4.250%	12/1/2043	89,334
628,114	Loan ID 200714	Fixed	2.175%	11/1/2036	489,522
204,037	Loan ID 200715	ARM	2.875%	9/1/2035	159,535
210,980	Loan ID 200716	ARM	3.121%	8/1/2037	144,632
160,038	Loan ID 200717	ARM	2.625%	1/1/2035	117,220
196,215	Loan ID 200718	ARM	4.500%	5/1/2036	129,702
500,000	Loan ID 200719	ARM	2.625%	6/1/2037	389,720
149,104	Loan ID 200720	ARM	3.125%	4/1/2042	126,263
188,599	Loan ID 200721	Fixed	3.000%	8/1/2037	131,056
211,401	Loan ID 200722	ARM	2.750%	5/1/2037	159,173
252,790	Loan ID 200723	ARM	2.750%	7/1/2037	210,995
310,000	Loan ID 200724	ARM	2.750%	5/1/2037	261,126
193,438	Loan ID 200725	Fixed	7.000%	7/1/2037	158,485

The accompanying notes are an integral part of these financial statements.

19

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$152,578	Loan ID 200726	Fixed	4.125%	9/1/2037	$93,785
185,147	Loan ID 200727	Fixed	2.625%	7/1/2037	156,037
267,528	Loan ID 200728	ARM	2.625%	5/1/2037	167,846
357,261	Loan ID 200729	ARM	3.375%	11/1/2037	270,669
446,728	Loan ID 200730	ARM	2.625%	9/1/2036	374,022
196,183	Loan ID 200731	ARM	2.871%	6/1/2037	135,634
207,490	Loan ID 200732	Fixed	3.125%	9/1/2027	180,023
243,768	Loan ID 200733	Fixed	3.750%	12/1/2042	208,883
255,493	Loan ID 200734	ARM	3.375%	4/1/2044	215,359
106,662	Loan ID 200735	Fixed	4.500%	6/1/2044	92,948
150,445	Loan ID 200736	Fixed	4.750%	5/1/2044	116,820
147,583	Loan ID 200737	Fixed	4.750%	5/1/2044	102,932
614,881	Loan ID 200738	Fixed	4.125%	6/1/2044	541,105
367,651	Loan ID 200739	Fixed	4.625%	8/1/2044	307,592
136,955	Loan ID 200740	Fixed	4.875%	6/1/2044	113,683
112,223	Loan ID 200741	Fixed	4.250%	6/1/2044	92,006
185,422	Loan ID 200742	Fixed	4.250%	4/1/2043	151,751
321,622	Loan ID 200743	Fixed	4.990%	7/1/2044	288,065
201,791	Loan ID 200744	Fixed	3.625%	6/1/2043	167,584
129,775	Loan ID 200745	Fixed	3.250%	6/1/2043	106,435
384,168	Loan ID 200746	Fixed	5.250%	6/1/2044	306,065
348,337	Loan ID 200747	Fixed	4.125%	5/1/2043	295,002
471,142	Loan ID 200748	Fixed	4.750%	12/1/2043	423,806
160,409	Loan ID 200749	Fixed	4.750%	9/1/2043	143,191
254,763	Loan ID 200750	Fixed	4.750%	5/1/2044	229,175
177,753	Loan ID 200751	Fixed	3.750%	7/1/2029	157,956
172,794	Loan ID 200752	Fixed	4.750%	10/1/2043	142,403
62,355	Loan ID 200753	Fixed	5.250%	5/1/2044	48,098
233,011	Loan ID 200754	Fixed	4.750%	8/1/2044	209,395
59,434	Loan ID 200755	Fixed	4.250%	6/1/2043	46,147
198,162	Loan ID 200756	Fixed	4.875%	11/1/2043	169,552
160,798	Loan ID 200757	Fixed	4.250%	7/1/2044	142,152
311,539	Loan ID 200758	Fixed	3.000%	2/1/2052	238,205
133,965	Loan ID 200759	Fixed	3.750%	6/1/2043	114,730
184,092	Loan ID 200760	Fixed	3.750%	6/1/2043	157,195
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	84,640
317,890	Loan ID 200762	Fixed	3.875%	5/1/2042	280,466
161,474	Loan ID 200763	Fixed	4.250%	11/1/2043	143,436
324,634	Loan ID 200764	Fixed	3.875%	6/1/2043	275,150
214,075	Loan ID 200765	Fixed	4.875%	11/1/2043	180,272
522,193	Loan ID 200766	Fixed	3.625%	12/1/2042	453,145
425,363	Loan ID 200767	Fixed	5.000%	6/1/2042	376,035
529,285	Loan ID 200768	Fixed	4.000%	6/1/2043	453,304
143,186	Loan ID 200770	Fixed	4.000%	5/1/2043	124,178

The accompanying notes are an integral part of these financial statements.

20

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.1%
$183,873	Loan ID 200771	Fixed	4.500%	4/1/2043	$139,234
261,065	Loan ID 200772	Fixed	3.750%	3/1/2043	226,369
61,077	Loan ID 200773	Fixed	3.750%	10/1/2043	39,405
216,845	Loan ID 200774	Fixed	3.875%	7/1/2043	186,073
46,703	Loan ID 200775	Fixed	4.250%	4/1/2043	40,036
85,505	Loan ID 200776	Fixed	4.250%	3/1/2044	70,517
55,875	Loan ID 200777	Fixed	4.750%	6/1/2044	45,825
111,519	Loan ID 200778	Fixed	4.625%	6/1/2044	100,914
149,051	Loan ID 200779	Fixed	4.625%	8/1/2044	131,165
64,386	Loan ID 200780	Fixed	4.250%	8/1/2044	52,796
174,775	Loan ID 200781	Fixed	4.625%	9/1/2044	153,802
223,435	Loan ID 200782	Fixed	4.750%	8/1/2044	198,857
TOTAL MORTGAGE NOTES (Cost - $106,607,566)*	107,654,564

OTHER INVESTMENTS (Cost - $114,103)(a) - 0.1%	110,716

TOTAL INVESTMENTS (Cost - $106,721,669)(a) - 99.2%	$107,765,280
CASH AND OTHER ASSETS LESS LIABILITIES - 0.8%	845,139
NET ASSETS - 100.0%	$108,610,419

ARM - Adjustable Rate Mortgage

*	Illiquid Securities

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$3,237,990
Unrealized depreciation:	(2,194,379)
Net unrealized appreciation:	$1,043,611

The accompanying notes are an integral part of these financial statements.

21

Vertical Capital Income Fund
Statement of Assets and Liabilities
September 30, 2014

Assets:
Investments at Value (identified cost $106,721,669)	$107,765,280
Cash	2,267,804
Interest Receivable	1,287,353
Receivable for Securities Sold and Principal Paydowns	602,486
Receivable for Fund Shares Sold	261,761
Prepaid Expenses and Other Assets	74,406
Total Assets	112,259,090

Liabilities:
Line of Credit	3,500,000
Accrued Advisory Fees	64,905
Accrued Shareholder Servicing Fees	1,000
Accrued Administration Fees	8,270
Accrued Fund Accounting Fees	3,452
Accrued Transfer Agency Fees	4,135
Accrued Security Servicing Fees	19,485
Accrued Expenses and Other Liabilities	47,424
Total Liabilities	3,648,671

Net Assets	$108,610,419

Composition of Net Assets:
At September 30, 2014, Net Assets consisted of:
Paid-in-Beneficial Interest	$107,244,761
Accumulated Net Realized Gain From Investments	322,047
Net Unrealized Appreciation on Investments	1,043,611
Net Assets	$108,610,419

Net Asset Value Per Share
Net Assets	$108,610,419
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	9,835,283
Net Asset Value and Repurchase Price per Share	$11.04
Offering Price per Share (Maximum sales charge of 4.50%)	$11.56

The accompanying notes are an integral part of these financial statements.

22

Vertical Capital Income Fund
Statement of Operations
For the Year Ended September 30, 2014

Investment Income:
Interest Income	$4,831,064
Other Income	11,715
Total Investment Income	4,842,779

Expenses:
Investment Advisory Fees	917,918
Security Servicing Fees	200,471
Administration Fees	93,313
Transfer Agent Fees	74,423
Legal Fees	72,116
Printing Expense	53,341
Trustees’ Fees	42,374
Custody Fees	41,278
Fund Accounting Fees	36,541
Registration and Filing Fees	34,999
Interest Expense	31,787
Non Rule 12b-1 Shareholder Servicing Expense	30,496
Audit Fees	28,250
Chief Compliance Officer Fees	26,346
Insurance Expense	23,946
Other Loan Servicing Fees	15,319
Line of Credit Fees	10,875
Shareholder Servicing Fees	1,000
Miscellaneous Expense	900
Less: Expenses Reimbursed for Prior Year Shareholder Servicing Fee	(31,057)
Total Expenses	1,704,636
Less: Expenses Waived by Adviser	(299,897)
Net Expenses	1,404,739
Net Investment Income	3,438,040

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	530,177
Net Change in Unrealized Appreciation on Investments	828,698
Net Realized and Unrealized Gain on Investments	1,358,875

Net Increase in Net Assets Resulting From Operations	$4,796,915

The accompanying notes are an integral part of these financial statements.

23

Vertical Capital Income Fund
Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	September 30, 2014	September 30, 2013

Operations:
Net Investment Income	$3,438,040	$1,028,241
Net Realized Gain on Investments	530,177	353,673
Net Change in Unrealized Appreciation on Investments	828,698	58,630
Net Increase in Net Assets
Resulting From Operations	4,796,915	1,440,544

Distributions to Shareholders From:
Net Investment Income ($0.56 and $0.42 per share, respectively)	(3,757,137)	(918,097)
Net Realized Gains ($0.05 and $0.07 per share, respectively)	(254,224)	(99,877)
Total Distributions to Shareholders	(4,011,361)	(1,017,974)

Beneficial Interest Transactions:
Proceeds from Shares Issued	71,268,179	29,527,693
Distributions Reinvested	2,305,559	613,040
Cost of Shares Redeemed	(5,735,581)	(2,332,866)
Total Beneficial Interest Transactions	67,838,157	27,807,867

Total Increase in Net Assets	68,623,711	28,230,437

Net Assets:
Beginning of Year	39,986,708	11,756,271
End of Year (including accumulated net investment income of $0 and $111,395, respectively)	$108,610,419	$39,986,708

Share Activity
Shares Issued	6,469,996	2,718,852
Shares Reinvested	209,971	56,432
Shares Redeemed	(521,780)	(209,750)
Net Increase in Shares of Beneficial Interest Outstanding	6,158,187	2,565,534

The accompanying notes are an integral part of these financial statements.

24

Vertical Capital Income Fund
Statement of Cash Flows
For the Year Ended September 30, 2014

Increase (Decrease) in Cash
Cash Flows Provided by/(Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$4,796,915

Adjustments to Reconcile Net Increase in Net Assets Resulting from
Operations to Net Cash Used for Operating Activities:

Purchases of Long-Term Portfolio Investments	(78,343,784)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	6,180,240
Increase in Interest Receivable	(1,009,121)
Increase in Receivable for Securities Sold and Principal Paydown	(534,653)
Increase in Receivable for Fund Shares Sold	(139,420)
Increase in Prepaid Expenses and Other Assets	(28,022)
Increase in Accrued Advisory Fees	59,060
Decrease in Accrued Shareholder Servicing Fees	(30,055)
Increase in Accrued Administration Fees	4,570
Increase in Accrued Fund Accounting Fees	1,051
Increase in Accrued Transfer Agency Fees	2,335
Increase in Accrued Security Servicing Fees	9,523
Increase in Accrued Expenses and Other Liabilities	2,427
Net Amortization on Investments	(996,415)
Net Realized Gain on Investments	(530,177)
Change in Unrealized Appreciation on Investments	(828,698)
Net Cash Used for Operating Activities	(71,384,224)

Cash Flows Provided by (Used for) Financing Activities:
Proceeds from Sale of Shares	71,268,179
Redemption of Shares	(5,735,581)
Dividends Paid to Shareholders, Net of Reinvestments	(1,705,802)
Net cash provided by Line of Credit	3,500,000
Net Cash Provided by Financing Activities	67,326,796

Net Decrease in Cash	(4,057,428)
Cash at Beginning of Period	6,325,232
Cash at End of Period	$2,267,804

Supplemental Disclosure of Cash Flow Information:

Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $599,757.

The accompanying notes are an integral part of these financial statements.

25

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Year		Year	Period
	Ended		Ended	Ended
	September 30, 2014		September 30, 2013	September 30, 2012**

Net Asset Value, Beginning of Period	$10.87		$10.58	$10.00

From Operations:
Net investment income (a)	0.51		0.50	0.33
Net gain from investments (both realized and unrealized)	0.27		0.28	0.44
Total from operations	0.78		0.78	0.77

Distributions to shareholders from:
Net investment income	(0.56)		(0.42)	(0.19)
Net realized gains	(0.05)		(0.07)	—
Total distributions	(0.61)		(0.49)	(0.19)

Net Asset Value, End of Period	$11.04		$10.87	$10.58

Total Return (b)	7.29%		7.42%	7.70	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$108,610		$39,987	$11,756
Ratio of gross expenses to average net assets	2.32	% (e)	3.20%	9.42	% (c)
Ratio of net expenses to average net assets	1.91	% (e)	1.85%	1.85	% (c)
Ratio of net investment income to average net assets	4.68	% (e)	4.61%	4.21	% (c)
Portfolio turnover rate	8.37%		11.68%	1.50	% (d)

**	The Fund commenced operations on December 30, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Ratio includes 0.06% for the year ended September 30, 2014 attributed to interest expense and fees.

The accompanying notes are an integral part of these financial statements.

26

Vertical Capital Income Fund
Notes to Financial Statements
September 30, 2014

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek income. The Fund commenced operations on December 30, 2011. The Fund currently offers shares at net asset value plus a maximum sales charge of 4.50%.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to calculate net present value of discounted cash flows based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the

27

Vertical Capital Income Fund
Notes to Financial Statements (Continued)
September 30, 2014

security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund. The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund. Any calibrations or adjustments to the model, that may be necessary are done on an as needed basis to ensure accurate pricing. Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape. In addition to the readily available data from the financial markets, the Adviser uses a number of pricing criteria that represent the Adviser’s 30 years of credit and collateral underwriting experience related to mortgage notes to accurately value the Notes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$107,654,564	$107,654,564
Other Investments	—	—	110,716	$110,716
Total	$—	$—	$107,765,280	$107,765,280

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

28

Vertical Capital Income Fund
Notes to Financial Statements (Continued)
September 30, 2014

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$33,146,827	$99,620	$33,246,447
Net realized gain (loss)	510,274	19,903	530,177
Change in unrealized appreciation (depreciation)	851,473	(22,775)	828,698
Cost of purchases	78,230,204	113,579	78,343,783
Proceeds from sales and principal paydowns	(6,079,240)	(101,000)	(6,180,240)
Amortization	995,026	1,389	996,415
Net Transfers in/out of level 3	—	—	—
Ending balance	$107,654,564	$110,716	$107,765,280

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2014 is $750,411.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of September 30, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs

Mortgage Notes	$107,654,564	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-200	3.79
			Comparability adjustment	.5% - 27%	6%
Closing Balance	$107,654,564

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Impact to Value if Input	Impact to Value if Input
Unobservable Input	Increases	Decreases
Constant prepayment rate	Increase	Decrease
Comparability adjustment	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Paydown gains and losses are recorded as interest income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

29

Vertical Capital Income Fund
Notes to Financial Statements (Continued)
September 30, 2014

Credit Facility – The Fund has entered into a revolving line of credit agreement with Sunwest Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $10,000,000 or 33 1/3% of the Fund’s gross assets. The Fund will be charged an annual fee of $25,000 for this agreement. Borrowings under this agreement bear interest at a rate equal to the Wall Street Journal Prime, with a floor rate of 3.25%, per annum, on the principal balance outstanding. During the year ended September 30, 2014, the Fund utilized the line of credit. The average amount of borrowing for the year was $2,450,685 and the total interest expense for the year was $31,787. As of September 30, 2014, the Fund had an outstanding loan balance of $3,500,000.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2012 or 2013 tax returns or expected to be taken in the Fund’s 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

Notes secured by a mortgage or deed of trust held by the Fund (“Restricted Securities”), while exempt from registration under the Securities Act of 1933, (the “1933 Act”), are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in Restricted Securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund has no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act.

30

Vertical Capital Income Fund
Notes to Financial Statements (Continued)
September 30, 2014

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Vertical Capital Asset Management, LLC serves as the Fund’s Investment Adviser. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Advisory Fees – Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the year ended September 30, 2014, the Adviser earned advisory fees of $917,918.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until January 31, 2016, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund and 2.50% through at least April 30, 2024. Waivers and expense reimbursements may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the year ended September 30, 2014, the Adviser waived advisory fees of $299,897. Expenses subject to recapture by the Adviser amounted to $252,754 that will expire on September 30, 2015, $298,390 that will expire on September 30, 2016 and $299,897 that will expire on September 30, 2017.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services. Under the Plan, the Fund will pay 0.01% per year of its average daily net assets for such shareholder service activities. Prior to January 27, 2014, the Fund paid 0.25% per year of its average daily net assets for such shareholder service activities. For the year ended September 30, 2014, the Fund incurred shareholder servicing fees of $1,000.

Security Servicing Agent – The Fund pays Vertical Recovery Management, LLC (“VRM”) a fee equal to 0.25% of the Fund’s average daily net assets for the collections from and maintenance of its securities by providing services such as contacting delinquent borrowers and managing the foreclosure process or other recovery processes for the Fund in the event of a borrower’s default. VRM is an affiliate of the Adviser. For the year ended September 30, 2014, the Fund incurred security servicing fees of $200,471.

31

Vertical Capital Income Fund
Notes to Financial Statements (Continued)
September 30, 2014

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of securities, other than U.S. Government securities and short-term investments, for the year ended September 30, 2014 amounted to $78,275,725 and $5,878,301, respectively.

6.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the year ended September 30, 2014, the Fund completed four quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase Offer	Repurchase Offer	Repurchase Offer	Repurchase Offer
	#1	#2	#3	#4
Commencement Date	12/16/13	03/19/14	06/16/14	09/12/14
Repurchase Request Deadline	01/14/14	04/24/14	07/21/14	10/17/14
Repurchase Pricing Date	01/14/14	04/24/14	07/21/14	10/17/14
Net Asset Value as of Repurchase Pricing Date	$10.89	$11.04	$11.16	$11.31
Amount Repurchased	$1,706,421	$2,487,240	$885,591	$1,967,224
Percentage of Outstanding Share Repurchased	2.81%	3.26%	0.95%	1.74%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2014	September 30, 2013
Ordinary Income	$3,881,567	$1,017,974
Long-Term Capital Gain	129,794	—
	$4,011,361	$1,017,974

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$79,247	$242,800	$—	$—	$—	$1,043,611	$1,365,658
32

Vertical Capital Income Fund
Notes to Financial Statements (Continued)
September 30, 2014

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$207,702	$(207,702)

8.	SUBSEQUENT DISTRIBUTIONS TO SHAREHOLDERS

On October 30, 2014, the Fund paid an ordinary income dividend of $0.0420 per share to shareholders of record on October 29, 2014.

On November 26, 2014, the Fund paid an ordinary income dividend of $0.0395 per share to shareholders of record on November 25, 2014.

9.	AFFILIATED BROKER COMMISSIONS

During the year ended September 30, 2014, Vertical Recovery Management LLC, an affiliate of the Adviser, provided execution support and trade settlement services on behalf of the Fund. Vertical Recovery Management, LLC received $773,567 in trade-related payments and fees (brokerage commissions).

10.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements

33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vertical Capital Income Fund
and the Board of Trustees of Vertical Capital Income Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Vertical Capital Income Fund, a series of shares of Vertical Capital Income Fund, Inc., including the portfolio of investments, as of September 30, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period December 30, 2011 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments valued at $107,765,280 (99% of net assets), whose fair values have been estimated under procedures established by the Board of Trustees in the absence of readily ascertainable fair values.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vertical Capital Income Fund as of September 30, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and for the period December 30, 2011 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 28, 2014

34

Vertical Capital Income Fund
Disclosure of Fund Expenses (Unaudited)
September 30, 2014

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid During
	Account	Ending Account	the Period*
	Value	Value	(4/1/14 to
	(4/1/14)	(9/30/14)	9/30/14)
Actual	$1,000.00	$1,030.40	$9.42
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.79	$9.35

*	Expenses Paid During the Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.85% multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
35

Vertical Capital Income Fund

Supplemental Information (Continued)
September 30, 2014 (Unaudited)

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 80 Arkay Drive, Hauppauge, NY  11788.

Independent Trustees
Name (Year of Birth) Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
Robert J. Boulware (1956) Trustee since August 2011 Managing Director, Pilgrim Funds, LLC (private equity fund), Sept. 2006 to present. Other Directorships: Trustee, Met Investors Series Trust (70 portfolios), March 2008 to present; Director, Gainsco Inc. (auto insurance) May 2005 to present, Trustee, Sharespost 100, March 2013 to Present	1
Mark J. Schlafly (1961) Trustee since August 2011 Managing Director, Russell Investments, June 2013 to present; President and Chief Executive Officer, FSC Securities Corporation, July 2008 to April 2011; Senior Vice President, LPL Financial Corporation, July 2006 to July 2008. Other Directorships: Big Brothers Big Sisters of Massachusetts Bay, Inc., Oct. 2006 to July 2009; Invest In Others Charitable Foundation, Inc., Oct. 2006 to July 2008.	1
T. Neil Bathon (1961) Trustee since August 2011 Independent Director, BNY Mellon Chartable Gift Fund, July 2003 to Present; Managing Director, Managing Partner, FUSE Research Network, LLC, Aug. 2008 to present; Managing Director, PMR Associates LLC, July 2006 to Present; Financial Research Corp, Oct. 1987 to May 2006. Other Directorships: Financial Investors Variable Insurance Trust (5 portfolios), Jan. 2007 to Feb. 2010.	1

Jeffrey F. O'Donnell (1960)

Trustee since August 2011

Executive Chairman of the Board, Trice Medical, Inc., December 2011 to present, CEO, July 2014 to present; Chairman of the Board, Mela Sciences, Inc., January 2014 to present;  Member, Board of Directors, CD Diagnostics, July 2012 to July 2014; Managing Director,  BioStar Ventures, July 2009 (Venture Partner) to June 2014; Chairman of the Board and Chief Executive Officer, Embrella Cardiovascular, Inc., July 2009 to March 2011; President and Chief Executive Officer, Photomedex, Inc. Jan, 2000 to July 2009.

Other Directorships: Director, Endologix, Inc., 1998  to May 2011;

1
Interested Trustees and Officers
A. Bayard Closser ***(1960) Trustee, Chairman of Board of Trustees, President, each since August 2011 President, Vertical Capital Markets Group, LLC (broker-dealer holding company), Sept. 2010 to present; President, MAC Adventures, Inc., Feb. 2009 to Aug. 2011; Executive Vice President, ING Funds Distributor, LLC (and successor affiliated entities), Dec. 1998 to Feb. 2009. Other Directorships: None	1
36

Vertical Capital Income Fund

Supplemental Information (Continued)
September 30, 2014 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Year of Birth) Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
Christopher R. Chase ***(1953) Trustee Since August 2011 Managing Member, Vertical Capital Asset Management, LLC, July 2011 to present; Managing Member, Vertical Recovery Management, LLC (asset management), Oct. 2008 to present; Managing Member, Vertical Capital Markets Group, LLC (broker-dealer holding company), Oct. 2008 to present; President, Vertical Fund Group, Inc. (investment holding company), Aug. 2007 to present; President, Chase Pacific Capital Advisors (commercial real estate mortgage brokerage), 1996 to present. Other Directorships: John Tracy Clinic, June 2013 to Present	1

Gustavo A. Altuzarra (1957)

Treasurer since August 2011

Managing Member, Vertical Capital Asset Management, LLC, July 2011 to present; Managing Member, Vertical Recovery Management, LLC (asset management), Oct. 2008 to present; Principal and Secondary Marketing Officer, Vertical Financial Group, Inc. (mortgage brokerage), July 2004 to present.

Other Directorships: N/A

N/A
Harris Cohen (1981) Assistant Treasurer since 2011 Manager of Fund Administration, Gemini Fund Services, LLC, Nov. 2004 to present. Other Directorships: N/A	N/A

James P. Ash (1976)

Secretary since 2011

Senior Vice President, Gemini Fund Services, LLC from 2012 to present; Vice President, Gemini Fund Services, LLC from 2011 to  2012; Director of Legal Administration, Gemini Fund Services LLC from 2009 to  2011;  Assistant Vice President of Legal Administration, Gemini Fund Services, LLC from 2008 to 2011.Law Clerk, Oct 2005 to May 2008.

Other Directorships: N/A

N/A

Emile R. Molineaux (1962)

Chief Compliance Officer and Anti-Money Laundering Officer Since August  2011

Northern Lights Compliance Services, LLC (Secretary since 2003 and Senior Compliance Officer since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC (2003-2011).

Other Directorships: N/A

N/A

** The term "Fund Complex" refers to the Vertical Capital Income Fund.

*** Mr. Closser is an interested Trustee because he is also an officer (President) of the Fund.  Mr. Chase is an interested Trustee because he owns a controlling (co-controlling 50%) interest in the Fund's investment adviser.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-277-VCIF.

37

PRIVACY notice

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF
38

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

39

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser

Vertical Capital Asset Management, LLC

20 Pacifica, Suite 190
Irvine, CA 92618

Administrator

Gemini Fund Services, LLC

80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

             FYE 09/30/14

$25,000

N/A

FYE 09/30/13

$30,250

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 09/30/14

$0

N/A

FYE 09/30/13

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 09/30/14

$3,000

N/A

FYE 09/30/13

$3,000

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 09/30/14

$0

N/A

FYE 09/30/13

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

N/A

             N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 09/30/2014

$3,000

N/A

FYE 09/30/2013

$3,000

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Pursuant to the adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Adviser Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, Vertical Capital Asset Management, LLC (hereinafter, “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to direct investments in companies held in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

We generally believe that portfolio managers that invest in and track particular companies have a unique perspective to make decisions with regard to proxy votes.  Therefore, we rely on that perspective to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight and expertise from outside sources as to how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other.  In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that some measure of turnover in board composition typically promotes more independent board action and fresh perspectives on governance.  Of greater importance is the skill set of the proposed board member.  We will also look at the backgrounds of the directors to gauge their business acumen and any special talent or experience that may add value to their participation on the board.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will pay special attention to efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

There are arguments both in favor of and against shareholder rights plans, also known as poison pills.  For example, such measures may tend to entrench or provide undue compensation to current management, which we generally consider to have a negative impact on shareholder value.  Therefore, our preference is for a plan that places shareholder value in a priority position above interests of management.

SUMMARY OF PROXY VOTING PROCEDURES

As a fiduciary to its investors, we recognize the need to actively manage and vote proxies and other shareholder actions and consents that may arise in the course of its investment advisory activities on behalf of its clients.  However, due to the nature of the investments of the Fund and indirect exposure to underlying equity investments, we believe that it would be rare that we would be in a position to cast a vote or called upon to vote a proxy.

In the event that we do receive a proxy notice, shareholder consent, or is otherwise entitled to vote on any issue related to the investments of its advisory client accounts, we will process and vote all shareholder proxies and other actions in a timely manner insofar as we can determine based on the facts available at the time of its action, in the best interests of the affected advisory client(s).  Although we expect that proxies will generally be voted in a manner consistent with the guidelines set forth in this policy, there may be individual cases where, based on facts available, voting according to policy would not be in the best interests of the fund and its shareholders. In such cases, we may vote counter to the stated policy.

Proxy Voting Procedure

1) Notices received are reviewed by the Compliance Department;

2) Forwarded to the Investment Department for review and voting decision;

3) Vote or consent entered according to our best judgment under the facts and circumstances presented.  Such decision shall be made and documented;

4) Final review and sign-off by Compliance Department and filing with a copy in the Proxy Voting Log.

We may at any time, outsource Proxy Voting responsibilities to Institutional Shareholder Services (“ISS”) or similar service provider that we may approve, provided that such service provider votes each proxy based on decisions made by us.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-866-277-VCIF.  We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Mr. Altuzarra, Managing Partner of the Adviser, and Mr. Chase, Managing Partner of the Adviser, are the Fund's co-portfolio managers. Each share primary responsibility for management of the Fund's investment portfolio and have served the Fund in this capacity since it commenced operations in 2011.  Mr. Altuzarra and Mr. Chase are each compensated through their share of the profits, if any, of the Adviser.  Because the portfolio managers may manage assets for other pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals) (collectively "Client Accounts"), or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee it receives from the Fund, or it may, directly or indirectly, receive a performance-based fee on a Client Account. In those instances, a portfolio manager may have an incentive to not favor the Fund over the Client Accounts. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.  As September 30, 2014, Mr. Altuzarra and Mr. Chase each owned $50,000 to $100,000 of Fund shares.

As of September 30, 2014, Mr. Altuzarra was responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$65,372,861	2	$56,352,861
Other Accounts	0	$0	0	$0

As of September 30, 2014, Mr. Chase was responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$65,372,861	2	$56,352,861
Other Accounts	0	$0	0	$0

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Vertical Capital Income Fund

By (Signature and Title)

*

/s/ Bayard Closser

Bayard Closser, President

Date

12/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Bayard Closser

Bayard Closser, President

Date

12/9/14

By (Signature and Title)

*

/s/ Gustavo A. Altuzarra

Gustavo A. Altuzarra Treasurer

Date

12/9/14

* Print the name and title of each signing officer under his or her signature.